Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2021
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities
18 Fair value of assets and liabilities

Valuation Methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted)
quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3).
A comprehensive description of ING’s valuation methods and framework is reported in Note 38 ‘Fair value of assets and liabilities’ of the 2020 Annual Report on Form

20-F of ING Group. This chapter of the Interim financial
report should be read in conjunction with the 2020 Annual

Report on Form 20-F of ING Group.
Valuation Adjustments
Valuation adjustments are an integral part of the fair value. They are included as part of the fair value to provide better estimation of market exit value on measurement date. ING considers various valuation adjustments to arrive at the fair value including Bid-Offer adjustments, Model Risk adjustments, Credit Valuation Adjustments
(CVA), Debt valuation Adjustments (DVA),

including DVA on derivatives

and own issued liabilities and Collateral
Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA).
The following table presents the models reserves for financial assets and liabilities:
Valuation adjustment on financial assets and liabilities
in EUR million
30
June
2021
31
December
2020
Bid/Offer -111 -121
Model Risk -17 -25
CVA -180 -238
DVA -92 -124
CollVA -14 -16
FVA -91 -111
Total Valuation

Adjustments
-505 -634
All financial assets and liabilities are recognised initially at fair value. The fair value of a financial instrument on
initial recognition is generally its transaction price.

If there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a valuation technique using unobservable inputs,
the entire day one difference is deferred. ING defers the Day One profit or loss relating to financial instruments reported with significant unobservable valuation parameters, including positions classified as Level 3 and trades
related to CVA with material unobservable input but not necessarily classified as Level 3. The deferred Day One profit or loss is recognised in the statement of profit or loss over the life of the transaction until the transaction matures or until the observability changes. The impact on the statement of profit and loss in the first six months
of 2021 is deemed to be immaterial.
Financial instruments at fair value

The fair values of the financial instruments

were determined as follows:
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
13,976 7,897 2 2 144 138 14,123 8,037

- Debt securities
3,755 3,378 6,556 4,867 1,250 1,269 11,561 9,514

- Derivatives
9 1 22,761 30,623 129 197 22,898 30,821

- Loans and receivables

70,971 53,733 1,849 1,265 72,820 54,998
17,740 11,276 100,290 89,225 3,372 2,870 121,402 103,370
Financial assets at fair value
through other comprehensive
income

- Equity securities
2,266 1,687 168 176 2,434 1,862

- Debt securities
28,522 31,592 1,171 1,385 29,693 32,977

- Loans and receivables

889 1,056 889 1,056
30,788 33,279 1,171 1,385 1,057 1,231 33,016 35,895
Financial liabilities
Financial liabilities at fair value
through profit or loss
–

Debt securities
862 1,124 5,047 5,231 168 180 6,077 6,534
–

Deposits
1 59,319 48,111 4 2 59,323 48,114
–

Trading securities
735 699 69 70 804 768
–

Derivatives
62 55 20,715 27,094 160 217 20,937 27,365
1,658 1,879 85,151 80,505 331 398 87,141 82,781
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description:

Equity securities include stocks

and shares, corporate investments and private equity
investments.
Valuation:

If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally,
reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities best market practice will be applied using the most relevant valuation method.

All non-listed equity
investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy:

The majority of equity securities are publicly traded and quoted prices are readily and
regularly available.

Hence, these securities are classified as Level 1.

Equity securities which are not traded in
active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.
Debt securities
Instrument description:

Debt securities include government bonds, financial institutions bonds and Asset-backed
securities (ABS).

Valuation:

Where available, fair values for debt securities are generally based on quoted market prices.

Quoted
market prices are obtained from an exchange market, dealer,

broker,

industry group, pricing service, or
regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which includes consensus prices obtained from one

or more pricing services. Furthermore, fair values are
determined by valuation techniques

discounting expected future cash flows using a market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy:

Government bonds and financial institutions bonds are generally traded in active markets, where quoted prices are readily and regularly available and are hence, classified as

Level 1. The remaining
positions are classified as Level 2 or Level 3.

Asset backed securities for which no active market is available and a wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description:

Derivatives contracts can either be exchange-traded or over the counter (OTC).
Derivatives include interest rate derivatives, FX derivatives, Credit derivatives, Equity derivatives and commodity derivatives.
Valuation:

The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair
values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of
derivatives

and the nature of the underlying instruments. The principal

techniques used to value these
instruments are based on (amongst others) discounted cash flows option pricing models and Monte Carlo
simulations. These valuation models calculate the present value of expected future cash flows, based on

‘no-
arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models
are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates,

equity prices, and foreign
currency exchange

rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available.
For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation. See section DVA/BVA in section b) Valuation Adjustments for more details regarding the calculation.
Fair value hierarchy:

The majority of the derivatives are classified as Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.
Loans and receivables
Instrument description:

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value includes trading loans, being securities lending and similar

agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation:

The fair value of loans and receivables are generally based on quoted market prices. The fair value of other loans is estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy:

Loans and receivables are predominantly classified as Level 2. Loans and receivables for
which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available are classified as Level 3 and are expected to be sold as Level 3.
Financial liabilities at fair value through profit and loss

Instrument description:

Financial liabilities at fair value through profit and loss include debt securities,

debt
instruments, primarily comprised of structured notes, which are held at fair value under the fair value option.
Besides that, it includes derivative contracts and repurchase agreements.
Valuation:

The fair values of securities in the trading portfolio and other liabilities at fair value through profit or
loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy:

The majority of the derivatives are classified as Level 2. Derivatives for which the input cannot be derived from observable market data are classified as Level 3.
Transfers

between Level 1 and 2
No

significant transfers between Level 1 and 2 and no significant changes in the valuation techniques were recorded in the reporting period 2021.
Level 3: Valuation techniques and inputs used

Financial assets and liabilities in Level 3 include both

assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as

(ii) quoted prices which have been
adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances.
Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 30 June

2021 of EUR
4.4

billion (31 December
2020: EUR 4.1

billion), an amount of EUR
1.5

billion (
34.6%) (31 December 2020: EUR 2.1

billion, being
52.3%) is
based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its
own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets includes approximately EUR 1.6 billion (31 December 2020: EUR
0.9

billion)
which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to
market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.3

billion (31 December 2020: EUR
1.1

billion) of the fair value classified in Level 3 financial
assets is established using valuation techniques that incorporates certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level

3 as at 30 June 2021 of EUR
0.3

billion (31 December
2020: EUR 0.4

billion), an amount of EUR
0.2

billion (
52.4%) (31 December 2020: EUR 0.1

billion, being
34.6%) is
based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its
own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2020: EUR
0.1
billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in
terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1

billion (31 December 2020: EUR
0.2

billion) of the fair value classified in Level 3 financial
liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and
upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not
adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level

3).
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
At fair value through profit or loss
Debt securities 1,250 1,269 Price based Price (%) 0% 0% 104% 107%
Equity securities 144 137 1 Price based Price (EUR) 0 0 5475 5475
Loans and advances 1,363 1,090 4 2 Price based Price (%) 0% 0% 101% 101%
Present value techniques Credit spread (bps) 0 0 250 250
(Reverse) repo's 486 176 Present value techniques Interest rate (%) 3% 3% 4% 4%
Structured notes 168 180 Price based Price (%) 84% 74% 118% 109%
Option pricing model Equity volatility (%) 14% 14% 25% 25%
Equity/Equity correlation n.a. 0.6 n.a. 0.9
Equity/FX correlation -0.3 -0.7 -0.3 0.3
Dividend yield (%) 2% 0% 5% 5%
Derivatives
–

Rates
4 2 35 38 Option pricing model Interest rate volatility (bps) 15 12 74 70
Present value techniques Reset spread (%) 2% 2% 2% 2%
–

FX
1 Option pricing model FX volatility (bps) n.a. 6 n.a. 10
–

Credit
93 168 96 154 Present value techniques Credit spread (bps) 2 2 599 1,403
Price based Price (%) 99% 99% 100% 107%
–

Equity
30 24 26 20 Option pricing model Equity volatility (%) 5% 5% 83% 64%
Equity/Equity correlation 0.5 0.5 0.8 0.9
Equity/FX correlation -0.5 -0.6 0.1 0.1
Dividend yield (%) 0% 0% 20% 34%
Price based Price (%) 3% 3% 3% 3%
–

Other
1 3 2 3 Option pricing model Commodity volatility (%) 15% 18% 79% 55%
Com/FX correlation n.a. -0.5 n.a. -0.3
At fair value through other comprehensive income
–

Loans and advances
889 1,056 Present value techniques Prepayment rate (%) 9% 9% 9% 9%
Price based

Price (%) 99% 99% 100% 99%
–

Equity
168 176 Present value techniques Credit spread (bps) 1 2 1 2
Interest rate (%) 3% 3% 3% 3%
Price based Price n.a. n.a. n.a. n.a.
Other - 63 80 80
Total 4,429 4,101 331 398
Price
For securities, where market prices are not available, fair value is measured by comparing the value of these securities with observable pricing data of similar instruments.

Prices of
0 % are distressed to the point that no
recovery is expected, while prices significantly in excess of 100 % or par are expected to pay a yield above current market rates.
Credit spreads
Credit spread is the premium above a benchmark interest rate, typically LIBOR or relevant treasury instrument, required by the market participant to accept a lower credit quality. Higher credit spreads indicate lower credit quality and a lower value of an asset.
Volatility
Volatility is a measure for variation of the price of a financial instrument or other valuation input over time.
Volatility is one of the key inputs in option pricing models. Typically, the higher the volatility,

the higher the value
of the option. Volatility varies by the underlying reference (equity, commodity,

foreign currency and interest
rates), by strike, and maturity of the option. The minimum level of volatility is 0 % and there is no theoretical maximum.
Correlation
Correlation is a measure of dependence between two underlying references which is relevant for valuing
derivatives and other instruments having more than one underlying reference. High positive correlation (close to
1) indicates strong positive (statistical) relationship, where underliers move, everything else equal, into the same direction. The opposite holds for a high negative correlation.
Reset spread
Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Inflation rate

Inflation rate is a key input to inflation linked instruments. Inflation linked instruments protect against price inflation and are denominated and indexed to investment units. Interest payments would be based on the inflation index and nominal rate in order to receive/pay the real rate of return. A rise in nominal coupon payments is a result of an increase in inflation expectations, real rates, or both. As markets for these inflation linked derivatives are illiquid, the valuation parameters become unobservable.
Dividend yield
Dividend yield is an important input for equity option pricing models showing how much dividends a company is
expected to pay out each year relative to its share price. Dividend yields are generally expressed as an annualised percentage of share price.
Jump rate
Jump rates simulate abrupt changes in valuation models. The rate is an added component to the discount rate in the model to include default risks.

Prepayment rate
Prepayment rate is a key input to mortgage and loan valuation. Prepayment rate is the estimated rate at which
mortgage borrowers will repay their mortgages early, e.g. 5
% per year. Prepayment

rate and reset spread are key
inputs to mortgage linked prepayment swaps valuation
Level 3: Changes during the period
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets

mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Opening balance

882 174 1 8 1,191 1,381 796 1,244 1,231 1,961 4,101 4,768
Realised gain/loss

recognised in the statement of profit or loss during the period

1
5 -61 0 -1 12 -104 -0 -198 -8 -19 10 -383
Revaluation recognised in other comprehensive income during the period

2
-8 -46 -8 -46
Purchase of assets 14 453 3 3 834 1,180 489 212 54 39 1,393 1,887
Sale of assets -32 -73 -3 -8 -265 -973 -25 -270 -147 -419 -472 -1,743
Maturity/settlement -8 -39 -1 -21 -83 -12 -57 -53 -175 -94 -354
Reclassifications

-16 330 -13 -105 -29 224
Transfers

into Level 3
14 517 6 1 -3 -1 11 523
Transfers

out of Level 3
-496 -90 0 -528 -138 -496 -755
Exchange rate differences 0 0 7 -24 3 -4 10 -27
Changes in the composition of the group and other changes 1 5 0 1 1 6
Closing balance 379 882 2 1 1,743 1,191 1,248 796 1,057 1,231 4,429 4,101
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts
includes EUR 35

million (31 December 2020: EUR
312

million) of unrealised gains and losses recognised in the statement of profit or loss.

2

Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value
through other comprehensive income’.
Financial assets transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the
end of the reporting period.

In the first six months of 2021, financial assets transfers out of Level 3 is mainly related to debt securities due to the valuation no longer being significantly impacted by unobservable inputs and the short term nature of the
instruments.
Changes in Level 3 Financial liabilities
Trading liabilities Non-trading derivatives
Financial liabilities
designated as at fair

value through profit or
loss Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Opening balance 180 195 39 110 180 184 398 490
Realised gain/loss
recognised in the
statement of profit or
loss

during the period 1
57 -2 -2 20 22 -22 77 -4
Additions 16 55 3 19 62 662 81 736
Redemptions -2 -116 -3 -45 -159 -90 -164 -250
Maturity/settlement -39 -11 -0 -52 -0 -83 -40 -146
Transfers

into Level 3
14 170 8 228 267 242 445
Transfers

out of Level 3
-96 -111 -3 -23 -165 -738 -264 -873
Closing balance 130 180 33 39 168 180 331 398
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes
EUR 77

million (2020: EUR
-4

million) of unrealised gains and losses recognised in the statement of profit or loss.
Financial liabilities transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at
the end of the reporting period.

In the first six months of 2021, financial liabilities transfers into and out of level 3 mainly consisted of structured notes, measured as designated at fair value through profit or loss. The structured notes were transferred out of
Level 3 due to the valuation being significantly respectively no longer significantly impacted by unobservable inputs
Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
In 2020 and the first half of 2021, unrealised gains and losses that relate to ‘Financial assets at fair value through
other comprehensive income’ are included in the Revaluation reserve – Equity securities at fair value through other comprehensive income or Debt

Instruments at fair value through other comprehensive income.
Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have
a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the
balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90 % level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the
valuation methodology used for fair valued financial instruments.
In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other
instruments (for example as a hedge) that are classified as Level 2.

The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in

the fair value o of financial instruments where
unobservable inputs are significant to the valuation is as follows:
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from

using reasonable

possible alternatives
Negative fair value
movements from

using reasonable

possible alternatives
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Equity (equity derivatives, structured notes) 3 33 -21 -14
Interest rates (Rates derivatives,

FX derivatives)
15 20 -1 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
68 43 -27 -27
86 96 -49 –42
i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING

Group.
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Carrying amount
approximates fair value
Level 1 Level 2 Level 3
Total fair

value
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Financial Assets
Loans and advances to banks
26,198 25,364 2,548 2,165 0 0 7,714 7,763 15,990 15,611 26,252 25,539
Loans and advances to customers
607,777 593,970 19,007 17,486 0 0 17,828 14,595 583,268 576,659 620,103 608,740
Securities at amortised cost
49,467 50,587 0 0 47,444 49,109 2,433 2,550 586 622 50,462 52,281
683,442 669,921 21,555 19,651 47,444 49,109 27,975 24,908 599,844 592,892 696,817 686,560
Financial liabilities
Deposits from banks 89,134 78,098 6,306 3,918 0 77,571 68,473 5,870 6,014 89,748 78,405
Customer deposits 620,564 609,517 590,870 580,262 0 17,081 14,007 12,730 15,704 620,682 609,972
Debt securities in issue 91,840 82,065 -0 51,051 51,906 22,879 24,005 18,283 6,449 92,213 82,360
Subordinated loans 14,791 15,805 -0 -0 14,263 15,013 1,167 1,161 15,429 16,174
816,329 785,484 597,176 584,180 65,314 66,919 118,698 107,645 36,883 28,167 818,072 786,911